SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity
	Number of option outstanding	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(US$/share)	(in years)	(RMB)
Balance as of January 1, 2018	9,090,536	3.25	-	-
Granted	-	-	-	-
Exercise	(445,164)	1.51	-	-
Forfeited	(192,000)	3.29	-	-
Balance as of December 31, 2018	8,453,372	3.34	5.80	152,447

Vested and expected to vest as of December 31,2018	7,728,598	3.35	5.73	152,447
Vested and exercisable as of December 31, 2018	5,930,114	3.37	5.60	152,447

Schedule of Expense Allocation
	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
Costs of revenues	333,338	2,219,311	967,367
Selling expenses	15,980,509	12,722,162	6,415,213
General and administrative expenses	67,152,462	46,017,821	24,066,459
Research and development expenses	6,101,390	3,908,608	(2,141,136)
Total	89,567,699	64,867,902	29,307,903

Schedule of Assumptions
2016

Expected volatility	77.72% - 79.56%
Expected dividend yield	0%
Expected terms	5.3 - 6.5
Risk-free interest rate	1.74% - 1.94%
Fair value per option at grant date (RMB)	16.94 - 17.93